Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.6%
Alabama 1.9%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,334,727
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,591,318
Jackson, Black Belt Energy Gas District Gas Project Revenue, Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	6,964,986
Southeast Alabama, Energy Authority A Cooperative District, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	3,635,000	3,747,956
		14,638,987
Alaska 0.1%
Alaska St, General Obligation, Series A, 5.0%, 8/1/2023	1,000,000	1,006,539
Arizona 1.7%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	677,815
Series A, 5.0%, 2/1/2031	1,200,000	1,376,307
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,273,277
Series A, 5.0%, 1/1/2029	1,605,000	1,798,217
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,705,066	4,369,878
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,296,227
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	959,552
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,706,005
		13,457,278
California 10.0%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,101,739
Series E, 5.0%, 10/1/2029	1,000,000	1,103,891
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.30%, 3.72% (a), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,928,218
Series C, MUNIPSA + 0.45%, 3.87% (a), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	990,585
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,255,000	1,983,991
Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,825,000	5,925,114
“A", Series ML-05, 3.35%, 11/25/2033, GTY: Freddie Mac	582,805	541,331

California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded 6/1/2028 @ 100, 5.0%, 6/1/2032	5,000,000	5,590,005
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 3.77% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,412,722
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 3.56% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,111,782
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.1%, 3.52% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,885,909
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	937,580
California, State General Obligation, Various Purposes, 5.0%, 4/1/2036	7,000,000	7,737,033
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,489,023	8,272,205
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 8/1/2033	3,500,000	4,091,331
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,054,597
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,591,158
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,427,972
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,411,380
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,373,212
Southern California, Public Power Authority, Magnolia Power Project, 1.65% (b), 3/1/2023, LOC: U.S. Bank NA	400,000	400,000
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	2,984,821
		77,856,576
Colorado 2.2%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,643,000	1,294,420
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	1,560,000	1,562,654
Denver City & County, CO, Airport Revenue, Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,576,005
Denver City & County, CO, Airport Revenue System, Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,460,401
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	515,101
5.0%, 12/1/2033	500,000	510,086
5.0%, 12/1/2034	1,000,000	1,014,916
		16,933,583
Connecticut 0.6%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	933,504
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	1,765,000	1,755,353
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2038	1,565,000	1,757,299
		4,446,156
Delaware 0.3%
Delaware, Delaware River & Bay Authority Revenue, 5.0%, 1/1/2031	2,000,000	2,313,719
Florida 5.8%
Broward County, FL, Airport Revenue System, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,478,904
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	2,340,000	2,359,812
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,657,276
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	1,880,334

Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	1,000,000	910,692
Series A, 5.0%, 6/15/2035	1,000,000	1,002,863
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 104, 7/1/2057	1,000,000	1,003,197
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	1,857,902
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,548,980
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,542,162
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	5,256,472
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,210,972
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,712,331
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	600,000	605,757
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,454,777
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,274,427
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,353,572
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	965,000	881,457
		44,991,887
Georgia 7.4%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,838,787
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, Series 9, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	995,051
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,672,797
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	204,485
Series B, 4.0%, 4/1/2033	200,000	203,608
Series B, 4.0%, 4/1/2034	250,000	253,485
Series B, 4.0%, 4/1/2035	225,000	227,737
Series B, 4.0%, 4/1/2036	250,000	249,059
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,133,503
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,732,596
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,250,000	8,272,103
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,000,454
Series A, 4.0%, Mandatory Put 12/1/2029 @ 100, 9/1/2052, GTY: Citi Group, Inc.	10,000,000	9,817,335
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,253,719
Series B, 5.0%, Mandatory Put 3/1/2030 @ 100,7/1/2053, GTY: Royal Bank of Canada	4,110,000	4,346,147
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,177,027
		57,377,893
Hawaii 0.6%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,571,064
Illinois 6.5%
Chicago, IL, Board of Education, Series B, 4.0%, 12/1/2038	5,000,000	4,416,849

Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	776,023
AMT, 5.0%, 1/1/2036	500,000	537,090
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,629,516
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	656,203
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,024,565
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,141,914
Illinois, State Finance Authority Revenue, Series A, 5.0%, 10/1/2032	1,000,000	1,186,917
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 2.65% (b), 3/1/2023, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,182,218
5.0%, 11/1/2024	5,325,000	5,419,751
Series A, 5.0%, 3/1/2031	2,500,000	2,671,496
Series B, 5.25%, 10/1/2037	2,000,000	2,129,226
5.5%, 5/1/2024	500,000	509,111
5.5%, 5/1/2025	1,500,000	1,549,838
Series C, 5.5%, 10/1/2039	2,000,000	2,156,724
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,742,375
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,579,965
		50,309,781
Indiana 1.3%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 3.72% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,350,000	2,293,606
Indiana, Local Public Improvement Bond Bank, Airport Authority Project, Series G-2, 5.25%, 1/1/2037	1,700,000	1,843,155
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,658,462
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	1,975,398
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series D, 2.65% (b), 3/1/2023, LOC: Wells Fargo Bank NA	500,000	500,000
		10,270,621
Iowa 0.5%
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	423,755
Iowa, Tobacco Settlement Authority Revenue, Series B-1, 4.0%, 6/1/2049	3,410,000	3,338,662
		3,762,417
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,339,898
Maryland 1.6%
Maryland, General Obligation, 5.0%, 6/1/2029	10,000,000	11,359,526
Maryland, State General Obligation, Series D, 4.0%, 8/1/2029	1,250,000	1,342,586
		12,702,112
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	453,691

Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,087,896
Series J-2, 5.0%, 7/1/2034	2,000,000	2,162,596
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,422,707
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	139,492
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,340,516
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,241,678
Massachusetts, StateWater Resources Authority, Series A-1, 3.39% (b), 3/7/2023, SPA: JPMorgan Chase Bank NA	250,000	250,000
		15,098,576
Michigan 2.3%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,305,372
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,367,026
Series I-75, AMT, 5.0%, 12/31/2032	700,000	724,646
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,651,859
Michigan, Trunk Line Revenue, Rebuilding Michigan Program, Series A, 4.0%, 11/15/2036	2,500,000	2,561,052
		17,609,955
Minnesota 0.2%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,290,000	1,873,824
Mississippi 1.2%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,948,228
Series A, 5.0%, 10/15/2036	4,000,000	4,242,404
		9,190,632
Missouri 0.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	5,282,068	4,667,261
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	651,434
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 2.5% (b), 3/1/2023, LOC: Barclays Bank PLC	990,000	990,000
		6,308,695
Nebraska 1.0%
Nebraska, Public Power District Revenue:
Series A, 5.0%, 1/1/2035	1,410,000	1,593,888
Series A, 5.0%, 1/1/2037	2,750,000	3,037,645
Series A, 5.0%, 1/1/2038	3,000,000	3,292,692
		7,924,225
Nevada 0.6%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,047,372
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,347,759
		4,395,131

New Hampshire 0.9%
New Hampshire, Business Finance Authority Revenue:
Series 2022-2, 4.0%, 10/20/2036	2,984,980	2,787,975
Series 2022-1, 4.375%, 9/20/2036	3,966,988	3,838,655
		6,626,630
New Jersey 3.4%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,107,329
Series A, 4.0%, 6/1/2031	1,530,000	1,652,756
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,118,184
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	897,467
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	685,935
Series B, AMT, 3.25%, 12/1/2039	1,190,000	1,120,510
Series B, AMT, 3.5%, 12/1/2039	1,600,000	1,528,601
Series B, AMT, 4.0%, 12/1/2041	5,000,000	4,924,020
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,021,067
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033	2,500,000	2,797,041
Series A, 5.0%, 6/15/2034	1,700,000	1,883,886
Series AA, 5.0%, 6/15/2036	2,000,000	2,145,272
Series CC, 5.0%, 6/15/2038	2,000,000	2,137,026
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,225,688
		26,244,782
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	2,430,000	2,416,253
New York 14.0%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,581,673
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,482,147
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	1,150,000	1,150,000
Series E-1, 2.6% (b), 3/1/2023, LOC: Barclays Bank PLC	12,075,000	12,075,000
Series B, 5.0%, 11/15/2028	3,170,000	3,354,517
Series C-1, 5.0%, 11/15/2028	1,200,000	1,243,512
Series A-2, 5.0%, Mandatory Put 5/15/2030 @100, 11/15/2045	5,335,000	5,658,187
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,157,256
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	638,459
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,515,344
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	10,145,372
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,046,814
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,364,778
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	5,565,554

New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	8,031,773
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,057,006
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	2,593,389
Series B1, 5.0%, 11/1/2027	750,000	765,574
Series B1, 5.0%, 11/1/2028	1,175,000	1,199,129
Series B1, 5.0%, 11/1/2029	935,000	953,985
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,039,983
Series S-3, 5.0%, 7/15/2035	5,000,000	5,457,252
New York, NY, General Obligation:
Series G-6, 2.42% (b), 3/1/2023, LOC: Mizuho Bank Ltd.	7,000,000	7,000,000
Series D-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	200,000	200,000
Series I-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	800,000	800,000
Series C, 4.0%, 8/1/2037	1,000,000	997,246
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,483,513
Series A, 5.0%, 9/1/2031	2,020,000	2,207,581
Series A, 5.0%, 9/1/2032	1,250,000	1,362,880
		109,127,924
North Carolina 0.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 2.58% (b), 3/1/2023, LOC: Royal Bank of Canada	750,000	750,000
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	934,913
5.0%, 7/1/2036	1,000,000	1,129,713
5.0%, 7/1/2037	1,000,000	1,119,040
5.0%, 7/1/2038	500,000	557,953
		4,491,619
North Dakota 0.4%
North Dakota, State Housing Finance Agency, Home Mortgage Program, Series B, MUNIPSA + 0.2%, 3.62% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	3,075,000	3,066,069
Ohio 1.7%
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,597,297
4.0%, 12/1/2030	1,210,000	1,285,532
4.0%, 12/1/2031	1,105,000	1,170,252
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	994,337
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,552,771
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,906,807
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	4,990,692
		13,497,688
Oregon 0.4%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	2,780,000	2,787,386
Pennsylvania 8.4%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,323,796

Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,764,419
5.0%, 12/1/2032	2,745,000	2,751,685
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,466,162
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,137,530
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,784,549
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,240,000	3,478,965
Series A, AMT, 2.625%, 6/1/2042	610,000	512,592
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	328,146
Series A, 5.0%, 7/1/2031	850,000	933,842
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,079,656
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
5.5%, 6/30/2037	2,400,000	2,583,966
5.5%, 6/30/2038	3,000,000	3,220,505
5.5%, 6/30/2039	4,000,000	4,270,358
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,215,885
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	685,000	680,354
Series 122, AMT, 4.0%, 10/1/2046	2,370,000	2,358,411
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,053,337
Series B, 5.0%, 6/1/2029	5,000,000	5,264,898
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,017,566
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	878,543
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,415,761
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	32,082
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 4.07% (a), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,000,451
		65,553,459
Rhode Island 0.4%
New Jersey, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	3,000,000	2,942,951
South Carolina 0.0%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	270,000	268,603
Tennessee 1.2%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,641,009
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2029	1,100,000	965,860
Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2030	750,000	658,423
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,802,399

Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	3,490,450
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	55,000	54,746
		9,612,887
Texas 8.4%
Austin, TX, Water & Wastewater System Revenue, 5.0%, 11/15/2038	3,500,000	3,962,882
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,504,137
City of Austin, Tx, City of Austin, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,377,579
Dallas, Fort Worth International Airport, Series B, 5.0%, 11/1/2037	1,200,000	1,339,103
Houston, TX, Airport Revenue System, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,896,264
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,708,779
5.0%, 9/1/2028	1,350,000	1,472,799
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	1,733,805
Lower Colorado, TX, Lower Colorado River Authority, 5.0%, 5/15/2032, INS: AGMC	2,685,000	3,113,116
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC (c)	5,000,000	5,434,791
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,801,394
Northside, TX, Independent School District, 1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,940,000	2,841,949
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 2.5% (b), 3/1/2023, LOC: TD Bank NA	195,000	195,000
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,083,264
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041 (c)	2,530,000	2,769,229
5.0%, 2/15/2042 (c)	3,045,000	3,324,583
5.0%, 2/15/2043 (c)	2,625,000	2,860,410
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,659,543
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,838,959	4,562,372
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,755,000	6,007,194
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	482,710
Series A, 4.0%, 12/31/2036	2,000,000	1,905,143
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,127,934
		65,163,980
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,230,448
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	281,250
		5,511,698
Virginia 4.6%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,122,319
Series A, 4.0%, 7/1/2038	4,370,000	4,425,892
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,493,182
AMT, 4.0%, 7/1/2030	1,000,000	994,836

Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	19,250,541
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,279,715
		35,566,485
Washington 4.1%
King County, WA, Junior Lien Sewer Revenue, Series A, MUNIPSA + 0.23%, 3.65% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	3,845,000	3,727,363
Port of Seattle, WA:
Series B, AMT, 5.0%, 8/1/2036	3,570,000	3,870,759
AMT, 5.0%, 8/1/2037	5,000,000	5,386,801
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 3.62% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,246,344
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 3.67% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	878,496
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,037,173
4.0%, 7/1/2031	3,000,000	2,777,388
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,412,792
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	731,125
144A, 5.0%, 1/1/2029	840,000	813,130
144A, 5.0%, 1/1/2031	1,030,000	981,758
144A, 5.0%, 1/1/2033	1,050,000	986,895
		31,850,024
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,225,609
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,515,666
		3,741,275
Puerto Rico 0.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	896,066
Series A1, 5.75%, 7/1/2031	1,910,000	2,010,467
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	1,999,498
		4,906,031
Other 1.3%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	365,000	338,141
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,675,000	6,369,992
Freddie Mac, Multi-Family, “Class A”, 3.4%, 1/25/2036, GTY: Freddie Mac	1,409,864	1,292,930
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2020-ML08, 1.896%, 11/25/2037, GTY: Freddie Mac	2,741,044	2,071,695
		10,072,758
Total Municipal Investments (Cost $810,229,671)		781,828,051

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $3,706,648)	3,800,000	3,036,438

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.71% (d) (Cost $63,799)	63,807	63,800

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $814,000,118)	101.0	784,928,289
Other Assets and Liabilities, Net	(1.0)	(7,409,457)
Net Assets	100.0	777,518,832
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$781,828,051	$—	$781,828,051
Government & Agency Obligations	—	3,036,438	—	3,036,438
Open-End Investment Companies	63,800	—	—	63,800
Total	$63,800	$784,864,489	$—	$784,928,289

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH3
R-080548-2 (1/25)